PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 221,692		¥ 1,120,537	¥ 1,436,080
Less: accumulated depreciation	(76,282)		(370,854)	(494,140)
Property, plant and equipment before impairment	145,410		¥ 749,683	941,940
Impairment charges	(3,570)	¥ (23,125)
Property, plant and equipment after impairment	141,841		¥ 749,683	918,815
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,580		285	230,482
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	169,189		1,074,433	1,095,973
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,649		12,432	10,679
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	335		1,768	2,171
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	577		5,087	3,741
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,362		¥ 26,532	¥ 93,034